ABERDEEN FUNDS

Aberdeen Global Infrastructure Fund

Aberdeen International Real Estate Equity Fund

(the “Funds”)

On behalf of the Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the Prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on March 13, 2018 (SEC Accession No. 0001104659-18-017060), which is incorporated by reference into this Rule 497 Filing.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase